Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the SPX Retirement Savings and Stock Ownership Plan (the “Plan”), as amended and restated effective January 1, 2023, provides only general information. Participants should refer to the Plan document for a complete description of the Plan’s provisions. The Plan became effective January 1, 1952 and is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).
General - The Plan is a defined contribution plan that benefits employees of SPX Technologies, Inc. (“SPX,” the “Employer,” or the “Company”) who have met eligibility requirements. The Plan sponsor, SPX Enterprises, LLC, is a direct subsidiary of SPX.
Contributions - Participants can elect to defer a portion of their compensation as pre-tax contributions or Roth contributions in the Plan, up to the maximum allowed under the Plan and the Internal Revenue Code (“Code”).
As outlined in the Plan document, employer contributions are dependent upon the business unit or division of the Company where the participant is employed. In general, for participants other than those related to certain plans that have been previously merged into the Plan, the Company makes matching contributions equal to 100 percent of the participant’s pre-tax and Roth contributions up to the first 4 percent of compensation deferred and 50 percent of the participant’s pre-tax and Roth contributions in excess of 4 percent of compensation deferred up to a maximum of 6 percent of compensation deferred.
Effective January 1, 2025, the Plan implemented automatic enrollment for all newly eligible employees, with an initial default contribution of 3 percent of eligible compensation with an automatic increase to the default contribution rate of 0.5 percent annually until reaching a maximum of 6 percent. Employees may opt-out of the enrollment and automatic annual increase at any time.
Employer contributions are in the form of SPX Technologies, Inc. common stock, are immediately vested and can be transferred to other investment options at any time, subject to certain trading restrictions.
Employer contributions for participants related to certain plans that have been previously merged into the Plan are determined based on the respective collective bargaining agreements.
Participant Accounts - Each participant’s account is credited with the participant’s contributions, the Employer’s contributions, if any, and an allocation of Plan earnings.
Note 1 - Description of the Plan (Continued)
Allocation of Plan earnings to participant accounts is based on the participant’s proportionate share of funds in each of the investment accounts. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account.
Participants elect to invest their account balances and contributions among various investment options selected by the SPX Retirement and Welfare Plan Administrative Committee (the “Committee”), including an option to invest in SPX Technologies, Inc. common stock.
Vesting - Participants in the Plan are at all times 100 percent vested in their contributions and earnings thereon. Vesting in employer contributions is dependent upon the business unit or division of the Company where the participant is employed. In general, participants are 100 percent vested in employer contributions; however, there are certain employer contributions that vest over a three to six years period. Any forfeitures may be used to pay expenses of the Plan or reduce the employer contributions in the year the forfeitures occur or in future years. During 2025, forfeitures were used to pay expenses of the Plan.
Payment of Benefits - Upon termination of service, a participant may elect to receive either a lump-sum distribution or monthly or yearly payments equal to the value of their account. Terminated participants with account balances in excess of $7,000 can also elect to wait until retirement age to receive benefits. A participant who experiences a financial hardship is eligible to receive a distribution from their plan account. The Plan also allows participants to withdraw certain portions of their balances attributed to certain benefit plans that have been previously merged into the Plan. All withdrawal payments are made by Fidelity Management Trust Company (the “Trustee” or “Fidelity”).
Employer Securities - Investment in SPX Technologies, Inc. stock transferred to participants’ accounts by reason of the merger of the SPX Stock Ownership Plan on January 1, 1994 and stock allocated to participants’ accounts by reason of matching contributions as discussed above can be redirected to other investment options, subject to certain trading restrictions.
Notes Receivable from Participants - A participant can borrow from the Plan an amount not to exceed the lesser of $50,000 or 50 percent of the participant’s vested account balance. The term of the note receivable from participants may not exceed five years unless used in the purchase of a primary residence, in which case the term may be up to 15 years.
Notes receivable from participants are collateralized by the balance in the participant’s account and bear interest at market rates as outlined in the Plan document. Principal and interest are paid ratably through payroll deductions. Other notes receivable from participants provisions are outlined in the Plan document.
Note 1 - Description of the Plan (Continued)
Voting Rights - Each participant is entitled to exercise voting rights attributable to the shares of SPX Technologies, Inc. common stock allocated to their account. The Trustee is required to vote shares of common stock that have been allocated to participants, but for which the Trustee received no voting instructions, in the same manner and in the same proportion as the shares for which the Trustee received timely voting instructions.
Administration - SPX Enterprises, LLC is the sponsor of the Plan. The Committee, as provided in the Plan document, is the plan administrator. The Trustee also functions as the investment manager.
Investment management fees and trustee fees are paid by the Plan in accordance with the Plan document.
Party-in-interest Transactions - Certain plan assets are in investment funds managed by Fidelity or its affiliates. Fidelity is the custodian of the Plan and, therefore, these transactions qualify as party-in-interest transactions as defined under ERISA guidelines. The Plan also issues loans to participants which are secured by the vested balance of the participants' accounts. For the year ended December 31, 2025, transactions involving SPX Technologies, Inc. common stock included sales of approximately $26,000,000.
Termination - Although it has not expressed any intent to do so, the Company has the right to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. Upon termination of the Plan, participants become fully vested in their account balances.